Secured Borrowings (Schedule Of Future Minimum Principal Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum principal payments
2014	$ 235,651
2015	248,666
2016	196,290
2017	182,725
2018	490,043
Thereafter	945,907
Future minimum principal payments due	$ 2,299,282